Note 7 - Intangible Assets	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
7.	Intangible assets

December 31, 2018
	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$135,844	$52,600	$83,244
Franchise rights	48,558	22,500	26,058
Trademarks and trade names	27,506	16,360	11,146
Management contracts and other	50,290	21,940	28,350
	$262,198	$113,400	$148,798

December 31, 2017
	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$116,938	$48,698	$68,240
Franchise rights	44,392	19,695	24,697
Trademarks and trade names	26,766	13,742	13,024
Management contracts and other	45,621	17,738	27,883
	$233,717	$99,873	$133,844

During the year ended
December 31, 2018,
the Company acquired the following intangible assets:

	Amount	Estimated weighted average amortization period (years)

Customer lists and relationships	$20,472	13.4
Franchise rights	1,294	4.5
Trademarks and trade names	1,312	8.1
Management Contracts and other	5,882	8.3

	$28,960	11.7

The following is the estimated annual amortization expense for recorded intangible assets for each of the next five
years ending
December 31:

2019	$16,943
2020	16,264
2021	13,544
2022	13,535
2023	12,423